Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 20,943	$ 26,151
Investment securities:
Taxable	3,910	5,978
Tax-exempt	685	315
Nonmarketable equity securities	53	25
Federal funds sold and other	63	81
Total	25,654	32,550
Interest expense:
Deposits	6,011	10,044
Borrowings	2,913	4,523
Total	8,924	14,567
Net interest income	16,730	17,983
Provision for loan losses	25,271	23,084
Net interest income (loss) after provision for loan losses	(8,541)	(5,101)
Noninterest income :
Service charges on deposit accounts	1,307	1,490
Credit life insurance commissions	17	64
Gain on sale of residential mortgage loans	567	950
Brokerage commissions	395	265
Other fees and commissions	390	352
Gain on sales of securities	2,952	206
Income from cash value life insurance	476	487
Other	113	276
Total	6,217	4,090
Noninterest expenses:
Salaries and employee benefits	6,859	8,610
Net occupancy	1,250	1,311
Marketing and advertising	150	385
Loss on sale of assets	1	33
Net cost of operations of other real estate owned	3,650	4,235
Furniture and equipment	1,331	1,368
Prepayment penalties on FHLB Advances	2,554
FDIC insurance premiums	2,391	1,473
Other operating	3,509	3,226
Total	21,695	20,641
Loss before income taxes	(24,019)	(21,652)
Income tax expense (benefit)	4,998	(4,383)
Net loss	(29,017)	(17,269)
Accretion of preferred stock to redemption value	(203)	(190)
Preferred dividends	(652)	(644)
Net loss available to common shareholders	$ (29,872)	$ (18,103)
Net loss per common share
Basic	$ (7.98)	$ (4.78)
Diluted	$ (7.98)	$ (4.78)
Average common shares outstanding
Basic	3,742,413	3,787,153
Diluted	3,742,413	3,787,153